COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Loan Origination Commitments [Member] | Single-family residential loans [Member]
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	$ 71,067	$ 65,936
Loan Origination Commitments [Member] | Commercial Real Estate [Member]
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	38,826	62,626
Loan Origination Commitments [Member] | Non Mortgage Loans [Member]
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	57,118	15,778
Unused Lines Of Credit [Member] | Single-family residential loans [Member]
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	51,929	67,265
Unused Lines Of Credit [Member] | Commercial Real Estate [Member]
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	156,836	148,411
Unused Lines Of Credit [Member] | Consumer Loan [Member]
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	$ 33